UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group LLC
Address: One Letterman Drive
         Building D, Suite D3-700
         San Francisco, CA  94129

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $345,133 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    NOTE 3.750% 8/0  004397AB1      503   500000
ALIGN TECHNOLOGY INC           COM              016255101     1610   580150
AMICUS THERAPEUTICS INC        COM              03152W109     3006  1121700
ANTHERA PHARMACEUTICALS INC    COM              03674U102     1111  1791800
ARIAD PHARMACEUTICALS INC      COM              04033A100    21045  1097242
ARRAY BIOPHARMA INC            COM              04269X105    16281  4376520
ARTHROCARE CORP                COM              043136100     8993   260000
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4667   312152
CARDINAL HEALTH INC            COM              14149Y108    18727   454750
CLOVIS ONCOLOGY INC            COM              189464100     5649   353077
CONCEPTUS INC                  COM              206016107    11292   537472
CUTERA INC                     COM              232109108     3055   339457
CYCLACEL PHARMACEUTICALS INC   COM NEW          23254L306     3791   672680
DYNAVAX TECHNOLOGIES CORP      COM              268158102    15583  5448497
EXELIXIS INC                   COM              30161Q104     6278  1373654
EXELIXIS INC                   NOTE 4.250% 8/1  30161QAC8     4891  5000000
EXPRESS SCRIPTS HLDG CO        COM              30219G108    16257   301050
GILEAD SCIENCES INC            COM              375558103    21093   287170
GRIFOLS S A                    SP ADR REP B NVT 398438408    12559   484353
HCA HOLDINGS INC               COM              40412C101     7995   265000
HEALTH MGMT ASSOC INC NEW      CL A             421933102      192    20600
HEARTWARE INTL INC             COM              422368100    19411   231226
IDENIX PHARMACEUTICALS INC     COM              45166R204      146    30200
KYTHERA BIOPHARMACEUTICALS I   COM              501570105     3344   110218
MEDIVATION INC                 COM              58501N101    10650   208172
MOMENTA PHARMACEUTICALS INC    COM              60877T100      158    13400
NEUROCRINE BIOSCIENCES INC     COM              64125C109     6045   808100
ONYX PHARMACEUTICALS INC       COM              683399109    33316   441101
OPTIMER PHARMACEUTICALS INC    COM              68401H104     4697   519000
OREXIGEN THERAPEUTICS INC      COM              686164104     6531  1239240
PUMA BIOTECHNOLOGY INC         COM              74587V107     8148   434570
SALIX PHARMACEUTICALS INC      COM              795435106    18244   450700
SEQUENOM INC                   COM NEW          817337405    12605  2670518
STRYKER CORP                   COM              863667101    21785   397400
TESARO INC                     COM              881569107     1646    97109
TRANS1 INC                     COM              89385X105     2063   831963
TRIUS THERAPEUTICS INC         COM              89685K100     3179   665067
UNITEDHEALTH GROUP INC         COM              91324P102      271     5000
UNIVERSAL HLTH SVCS INC        CL B             913903100     5560   115000
VANGUARD HEALTH SYS INC        COM              922036207     2756   225000